Weighted Average Shares Outstanding (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Number of Basic Shares Outstanding and Diluted Common Shares, Calculated on a Weighted Average Basis
The number of basic shares outstanding and diluted common shares, calculated on a weighted average basis, is as follows:

	December 31, 2022	December 31, 2021

	#	#
Basic shares outstanding	110,936,481	111,242,658
Share options (dilutive effect in 2022 of 281,061 options; 2021 – 848,278 options)	133,295	374,007
Diluted shares	111,069,776	111,616,665